                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7992
-------------------------------------------------------------------------------

                              MFS SERIES TRUST XI
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

              Registrant's telephone number, including area code:
                                 (617) 954-5000
-------------------------------------------------------------------------------

                     Date of fiscal year end: September 30
-------------------------------------------------------------------------------

                  Date of reporting period: December 31, 2006
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.


MFS(R) UNION STANDARD EQUITY FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT


MFS Union Standard Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                         SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.1%

AEROSPACE - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                              14,143             $ 1,302,145
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                             15,279               1,034,388
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 2,336,533
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc. (a)                                                                                    1,943             $    55,667
---------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.                                                                                  49,210               1,071,794
---------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (a)                                                                              14,423                 591,776
---------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                    25,580                 876,627
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 2,595,864
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 6.3%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                           8,520             $ 1,698,462
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                                     15,160               1,184,299
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                           8,286                 771,427
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                     15,960               1,299,623
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 4,953,811
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc.                                                                                9,060             $   581,743
---------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                                     9,280                 474,394
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 1,056,137
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                                            19,100             $   785,392
---------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                    24,810                 740,827
---------------------------------------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                                                   60,690               1,040,227
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp. (a)                                                                                 26,140                 545,019
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 3,111,465
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                                14,370             $   591,900
---------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                              12,130               1,178,430
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 1,770,330
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                        16,220             $   484,491
---------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                               12,250                 778,855
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 1,263,346
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                                              13,980             $   912,055
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                                9,580                 650,961
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                               16,100               1,034,747
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 2,597,763
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                                                 9,558             $   593,361
---------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                               78,688               2,927,980
---------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                          12,880                 786,710
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 4,308,051
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Agere Systems, Inc. (a)                                                                            33,180             $   636,061
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                        48,920                 990,630
---------------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                                  22,913                 509,356
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 2,136,047
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 9.7%
---------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                      25,330             $ 1,862,515
---------------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                                                                                     20,760               1,493,682
---------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                                  45,572               3,492,182
---------------------------------------------------------------------------------------------------------------------------------
Marathon Oil Corp.                                                                                  8,320                 769,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 7,617,979
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 3.0%
---------------------------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                                                16,349             $   941,702
---------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                      21,950               1,372,973
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 2,314,675
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                          34,750             $ 1,074,123
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                                                                         40,820                 941,717
---------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc.                                                                                      33,270               1,149,811
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 3,165,651
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
International Paper Co.                                                                            25,300             $   862,730
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                                                       10,543             $   872,117
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                                  24,838             $   947,073
---------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                                                              10,900                 843,224
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 1,790,297
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 7.1%
---------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                  9,978             $   715,023
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                      14,840                 507,676
---------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                             9,507                 887,098
---------------------------------------------------------------------------------------------------------------------------------
MetLife, Inc.                                                                                      19,220               1,134,172
---------------------------------------------------------------------------------------------------------------------------------
PartnerRe Ltd.                                                                                      7,330                 520,650
---------------------------------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                                                         9,700                 582,000
---------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.                                                                      22,990               1,234,333
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 5,580,952
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                                               2,290             $ 1,054,499
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 4.2%
---------------------------------------------------------------------------------------------------------------------------------
AGCO Corp. (a)                                                                                     19,290             $   596,833
---------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                       4,590                 542,446
---------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                         7,780                 739,645
---------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                         8,630                 648,458
---------------------------------------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                                               4,040                 310,595
---------------------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                         14,807                 432,068
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 3,270,045
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                              31,246             $ 1,668,224
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                               38,010               1,835,883
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 3,504,107
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                                                             7,900             $   355,184
---------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                              10,120                 652,032
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 1,007,216
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc. (a)                                                                           9,955             $   780,273
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                                  4,360             $   521,979
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                23,580             $   615,910
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                                            27,230             $   744,196
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                        28,490             $ 1,209,401
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 5.9%
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                  28,758             $ 1,898,603
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                  38,220               1,666,392
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                              20,751               1,056,641
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 4,621,636
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                                  16,830             $   989,604
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.                                                                              20,130             $   514,724
---------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                                      13,970                 828,840
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 1,343,564
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 4.9%
---------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                         20,680             $   739,310
---------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                                                                    23,751               1,118,910
---------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. (a)                                                       64,360                 538,693
---------------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                       38,755               1,443,236
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 3,840,149
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                                 23,988             $ 2,058,650
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. (a)                                                                               38,290             $   639,443
---------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                          14,510                 520,038
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                          16,260                 881,455
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $ 2,040,936
---------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                                                   $75,935,913
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch, 5.32%, dated 12/29/06, due 1/02/07, total to be received $1,941,147
(secured by various U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in a jointly traded account)                                                 $1,940,000             $ 1,940,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                                                     $77,875,913
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.4%                                                                                     286,173
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                   $78,162,086
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS UNION STANDARD EQUITY FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $61,666,992
                                                              ===========
Gross unrealized appreciation                                 $16,720,136
Gross unrealized depreciation                                    (511,215)
                                                              -----------
      Net unrealized appreciation (depreciation)              $16,208,921
                                                              ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) MID CAP VALUE FUND

12/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 12/31/2006

ISSUER                                                                                         SHARES/PAR              VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.9%
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                                                          19,520            $    979,317
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                            298,480            $ 12,580,931
---------------------------------------------------------------------------------------------------------------------------------
Waddell & Reed Financial, Inc., "A"                                                               148,615               4,066,105
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 16,647,036
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. (a)                                                                    23,400            $  1,461,797
---------------------------------------------------------------------------------------------------------------------------------
Fidelity National Information Services, Inc.                                                       61,310               2,457,917
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,919,714
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., "A" (a)                                                                      58,490            $  1,704,984
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Nalco Holding Co. (a)                                                                             315,275            $  6,450,527
---------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                                   208,300              10,648,296
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,098,823
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Compuware Corp. (a)                                                                               940,250            $  7,832,283
---------------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. (a)                                                                                  532,420              15,110,080
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 22,942,363
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 5.0%
---------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                                 497,450            $ 13,177,451
---------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                                                       360,720              10,774,706
---------------------------------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                                                 169,800               5,623,776
---------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                              190,743              12,127,440
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 41,703,373
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Brink's Co.                                                                                       215,390            $ 13,767,729
---------------------------------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                                                      132,980               5,428,244
---------------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co.                                                                            240,030              12,397,550
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 31,593,523
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp. (a)                                                                 223,400            $  2,359,104
---------------------------------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                                                 8,000                 368,240
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,727,344
---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 2.4%
---------------------------------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                                         174,300            $ 10,646,244
---------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                               139,800               9,777,612
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 20,423,856
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Kronos, Inc. (a)                                                                                   16,100            $    591,514
---------------------------------------------------------------------------------------------------------------------------------
SanDisk Corp. (a)                                                                                 109,360               4,705,761
---------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. (a)                                                                                 23,200                 620,136
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,917,411
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co. (a)                                                                      198,880            $  9,138,536
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 2.6%
---------------------------------------------------------------------------------------------------------------------------------
Hess Corp.                                                                                        432,220            $ 21,425,145
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                                                                        360,620            $ 11,146,764
---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                                                                        514,540            $ 11,870,438
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                                                140,140            $  4,212,608
---------------------------------------------------------------------------------------------------------------------------------
FURNITURE & APPLIANCES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. (a)                                                              127,178            $  2,602,062
---------------------------------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                                           362,250               8,190,473
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,792,535
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                                                       22,410            $  1,853,755
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage (a)                                                                                     88,890               5,097,842
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,951,597
---------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                                         14,550            $    426,752
---------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                                                 319,100              12,167,283
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,594,035
---------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. (a)                                                                               71,100            $  2,551,779
---------------------------------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                                        99,460              13,085,952
---------------------------------------------------------------------------------------------------------------------------------
Health Net, Inc. (a)                                                                               55,890               2,719,607
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,357,338
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 9.9%
---------------------------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                                           99,380            $  6,019,447
---------------------------------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                                                 374,260              13,690,431
---------------------------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc.                                                               526,970              12,584,044
---------------------------------------------------------------------------------------------------------------------------------
First American Corp.                                                                              305,690              12,435,469
---------------------------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                                                     446,210              15,264,844
---------------------------------------------------------------------------------------------------------------------------------
Mercury General Corp.                                                                               7,210                 380,183
---------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                                              70,960               4,437,838
---------------------------------------------------------------------------------------------------------------------------------
PartnerRe Ltd.                                                                                    180,830              12,844,355
---------------------------------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                                              21,200               1,007,000
---------------------------------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                                    97,930               4,593,896
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 83,257,507
---------------------------------------------------------------------------------------------------------------------------------
INTERNET - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
RealNetworks, Inc. (a)                                                                          1,212,570            $ 13,265,516
---------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                      318,690            $  8,684,303
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                                                     103,060            $ 12,179,631
---------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                                       204,220              15,345,091
---------------------------------------------------------------------------------------------------------------------------------
Timken Co.                                                                                         62,520               1,824,334
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 29,349,056
---------------------------------------------------------------------------------------------------------------------------------
MAJOR BANKS - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                                                159,240            $ 11,790,130
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
IMS Health, Inc.                                                                                   12,520            $    344,050
---------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                                     97,560               4,946,292
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,290,342
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)                                                                  79,470            $  2,797,344
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc.                                                                                 266,040              11,838,780
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,636,124
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., "B"                                                          58,470            $  3,258,533
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                                                          48,520            $  2,025,710
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                               546,320            $ 14,269,878
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
InterDigital Communications Corp. (a)                                                              56,030            $  1,879,807
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                69,520            $  4,086,386
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 7.7%
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. (a)                                                                              78,570            $  1,977,607
---------------------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., "A"                                                                   174,220               4,871,191
---------------------------------------------------------------------------------------------------------------------------------
CIT Group, Inc.                                                                                    52,010               2,900,598
---------------------------------------------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                                                          174,110              10,385,662
---------------------------------------------------------------------------------------------------------------------------------
First Horizon National Corp.                                                                       75,900               3,171,102
---------------------------------------------------------------------------------------------------------------------------------
IndyMac Bancorp, Inc.                                                                              65,220               2,945,335
---------------------------------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                                            74,830               3,600,071
---------------------------------------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc.                                                                  746,490              12,018,489
---------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                               81,890               4,969,904
---------------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                                               273,400               7,496,628
---------------------------------------------------------------------------------------------------------------------------------
Zions Bancorporation                                                                              124,420              10,257,185
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 64,593,772
---------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Western Digital Corp. (a)                                                                         323,500            $  6,618,810
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (a)                                                           143,350            $  3,953,593
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Lee Enterprises, Inc.                                                                             102,350            $  3,178,991
---------------------------------------------------------------------------------------------------------------------------------
New York Times Co., "A"                                                                            46,180               1,124,945
---------------------------------------------------------------------------------------------------------------------------------
R.R. Donnelley & Sons Co.                                                                          12,500                 444,250
---------------------------------------------------------------------------------------------------------------------------------
Washington Post Co., "B"                                                                            8,950               6,673,120
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,421,306
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                                                            199,070            $ 10,011,230
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 9.4%
---------------------------------------------------------------------------------------------------------------------------------
CapitalSource, Inc., REIT                                                                         113,310            $  3,094,496
---------------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc., REIT                                                           298,390              12,935,207
---------------------------------------------------------------------------------------------------------------------------------
DiamondRock Hospitality Co., REIT                                                                 348,010               6,267,660
---------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust, REIT                                                              470,400              22,659,168
---------------------------------------------------------------------------------------------------------------------------------
Equity Residential, REIT                                                                          382,830              19,428,623
---------------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts, Inc., REIT                                                                 596,860              14,652,913
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 79,038,067
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. (a)                                                                          42,460            $  2,591,758
---------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                                  89,620               5,269,656
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  7,861,414
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                                                             460,720            $ 14,222,426
---------------------------------------------------------------------------------------------------------------------------------
OfficeMax, Inc.                                                                                    40,490               2,010,329
---------------------------------------------------------------------------------------------------------------------------------
PetSmart, Inc.                                                                                    236,897               6,836,847
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 23,069,602
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Embarq Corp.                                                                                      412,200            $ 21,665,232
---------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc. (a)                                                      836,340               7,000,166
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 28,665,398
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                       145,170            $  9,395,402
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc.                                                                            70,860               4,639,204
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,034,606
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 13.8%
---------------------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                                 420,690            $ 17,912,980
---------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp. (a)                                                                              596,880               9,967,896
---------------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                  279,660              19,260,184
---------------------------------------------------------------------------------------------------------------------------------
Edison International                                                                               41,190               1,873,321
---------------------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                                   174,080               9,473,434
---------------------------------------------------------------------------------------------------------------------------------
Northeast Utilities                                                                               357,840              10,076,774
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc. (a)                                                                               96,880               5,426,249
---------------------------------------------------------------------------------------------------------------------------------
Pepco Holdings, Inc.                                                                              583,960              15,188,800
---------------------------------------------------------------------------------------------------------------------------------
PG&E Corp.                                                                                        422,500              19,996,925
---------------------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                                          45,180               1,619,251
---------------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                                 215,300               4,964,818
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $115,760,632
---------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                                                                  $828,968,462
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Alpine Securitization Corp., 5.3%, due 1/02/07 (t)(y)                                          $3,269,000            $  3,268,519
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                                                    $832,236,981
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                                                                   5,851,719
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                  $838,088,700
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of
    1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in this report and is defined:

REIT     Real Estate Investment Trust

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MID CAP VALUE FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 12/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                          $730,541,125
                                                        ============
Gross unrealized appreciation                           $113,283,972
Gross unrealized depreciation                            (11,588,116)
                                                        ------------
      Net unrealized appreciation (depreciation)        $101,695,856
                                                        ============

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: February 20, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: February 20, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 20, 2007
      -----------------


*    Print name and title of each signing officer under his or her signature.